Stockholder's Equity - Dividend Limitations (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Stockholder's Equity
Dividend limitation as percentage of statutory policyholder surplus (as a percent)	10.00%
Dividends that can be paid in upcoming calendar year without exceeding statutory limitation	$ 1,497.8